Financial Instruments and Financial Risk Management - Additional Information (Detail)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2022 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2022 CAD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2021 CAD ($)	Dec. 31, 2021 CAD ($) yr	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about financial instruments [line items]
Transfers out of level 3 related to liabilities			$ 0
Debentures outstanding						$ 22,295,710	$ 19,534,988
Convertible debentures	$ 89,315		89,315			110,540	19,534,988
Variable lease payments 1						1,012,555
Assets	51,608,820		51,608,820			72,106,449	77,318,811
Liabilities	78,677,703		78,677,703			67,819,676	65,860,292
Net loss for the year	(8,971,888)	$ (15,616,305)	(31,606,718)		$ (34,368,325)	(44,699,313)	(34,860,963)	$ (27,894,834)
Note [member]
Disclosure of detailed information about financial instruments [line items]
Proceeds from non-current borrowings				$ 15,000,000
New Premise Leases [member]
Disclosure of detailed information about financial instruments [line items]
Lease obligation			10,200,000
Variable lease payments 1			8,600,000
Two Thousand and Twenty One Convertible Debentures [Member]
Disclosure of detailed information about financial instruments [line items]
Debentures outstanding						69,034
Convertible debentures						110,540
Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Convertible debentures							710,924
Currency risk [member]
Disclosure of detailed information about financial instruments [line items]
Assets	1,140,771		1,140,771			14,554,193	8,291,005
Liabilities	$ 32,968,204		$ 32,968,204			$ 11,685,160	16,398,521
Average foreign exchange rate			5	5		5
Net loss for the year			$ 1,591,372			$ 143,452	405,376
2021 Debentures - host liability [member]
Disclosure of detailed information about financial instruments [line items]
Transefrs into level 3 related to debentures						5,285,997
Transfers out of level 3 related to liabilities						$ 0
2021 Debentures - host liability [member] | Liquidity risk [member]
Disclosure of detailed information about financial instruments [line items]
Debentures outstanding									$ 75,000
2019 Debentures - host liability [member] | Discount rate, measurement input [member]
Disclosure of detailed information about financial instruments [line items]
Significant unobservable input liabilities						25			25
Non-recurring fair value measurement [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value						$ 0	0
Financial liabilities at fair value						$ 0	$ 0